Financial risk management - Summary of Undrawn Borrowing Facilities (Detail) - Later than one year - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Renewed facility
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year—renewed facility	€ 0	€ 8,390
EBRD
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year—renewed facility	€ 20,000	€ 0